CONSOLIDATED STATEMENT OF FINANCIAL POSITION - (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Common stock, par or stated value per share	$ 0.000000001
Common Class A [Member]
Common stock, par or stated value per share	$ 0.01
Common stock, shares authorized	1,025,672,252
Common stock, shares, issued	1,025,672,252	1,025,000,252
Common stock, shares, outstanding	1,025,672,252	1,025,000,252
Common Class B [Member]
Common stock, par or stated value per share	$ 0.000000001
Common stock, shares authorized	208,883,268
Common stock, shares, issued	208,883,268	243,584,255
Common stock, shares, outstanding	208,883,268	243,584,255